INTANGIBLE ASSETS (Details Narrative) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Notes and other explanatory information [abstract]
Gross carrying amounts		¥ 129,437		$ 20,160	¥ 139,060
Loans from Bank		77,000		$ 10,728	¥ 74,000
Impairment loss on intangible assets	¥ 0	¥ 0	¥ 0